STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Brazil - 4.1%
Ambev SA	95,104	$207,288
B3 SA - Brasil Bolsa Balcao	130,494	239,954
Banco BTG Pactual SA	30,492	171,478
Banco do Brasil SA	44,434	201,844
Banco Santander Brasil SA	81,881	387,529
Centrais Eletricas Brasileiras SA	25,976	170,211
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	7,688	122,696
Energisa SA	14,496	108,076
Equatorial Energia SA	24,029	133,843
Klabin SA	27,653	100,406
Localiza Rent a Car SA	18,162	132,172
Petroleo Brasileiro SA	81,791	551,084
PRIO SA	17,701	125,602
Raia Drogasil SA	34,482	145,840
Rede D'Or Sao Luiz SA (a)	22,494	114,476
Suzano SA	17,689	182,707
Vale SA	69,134	740,862
WEG SA	33,889	318,788
		4,154,856

Greece - 0.1%
National Bank of Greece SA	15,161	118,408

Hungary - 0.3%
OTP Bank Nyrt	5,946	295,977

India - 30.1%(b)
Adani Enterprises Ltd.	5,677	198,981
Adani Green Energy Ltd. (c)	9,598	182,437
Adani Ports & Special Economic Zone Ltd.	17,216	281,715
Adani Power Ltd. (c)	28,440	200,465
Apollo Hospitals Enterprise Ltd.	1,939	161,941
Asian Paints Ltd.	10,010	349,473
Avenue Supermarts Ltd. (a)(c)	5,397	252,288
Axis Bank Ltd.	61,792	852,112
Bajaj Auto Ltd.	2,492	291,511
Bajaj Finance Ltd.	5,388	441,475
Bajaj Finserv Ltd.	12,886	268,298
Bank of Baroda	41,049	122,513
Bharat Electronics Ltd.	83,026	281,308
Bharat Petroleum Corp. Ltd.	41,698	154,100
Bharti Airtel Ltd.	52,456	1,005,997
Britannia Industries Ltd.	2,053	139,825

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
India - 30.1%(b) (Continued)
Cholamandalam Investment and Finance Co. Ltd.	8,521	$128,976
Cipla Ltd.	12,431	229,405
Coal India Ltd.	35,461	190,639
Cummins India Ltd.	2,869	119,440
Divi's Laboratories Ltd.	2,329	163,130
DLF Ltd.	12,176	118,717
Dr Reddy's Laboratories Ltd.	13,180	199,723
Eicher Motors Ltd.	2,583	150,356
GAIL India Ltd.	56,974	135,506
Godrej Consumer Products Ltd.	7,180	109,566
Grasim Industries Ltd.	7,734	247,956
HCL Technologies Ltd.	21,759	457,001
HDFC Bank Ltd.	158,977	3,281,587
HDFC Life Insurance Co. Ltd. (a)	20,128	172,385
Hero MotoCorp Ltd.	3,259	193,384
Hindalco Industries Ltd.	29,384	239,741
Hindustan Aeronautics Ltd.	3,963	200,148
Hindustan Unilever Ltd.	18,074	543,437
ICICI Bank Ltd.	145,191	2,231,317
Indian Hotels Co. Ltd.	18,722	150,669
Indian Oil Corp. Ltd.	58,873	99,855
IndusInd Bank Ltd.	14,460	181,528
Infosys Ltd.	70,807	1,479,738
InterGlobe Aviation Ltd. (a)(c)	3,430	165,307
ITC Ltd.	155,813	905,753
Jio Financial Services Ltd. (c)	65,449	250,864
JSW Steel Ltd.	22,927	262,749
Kotak Mahindra Bank Ltd.	30,324	624,286
Larsen & Toubro Ltd.	22,445	966,894
Mahindra & Mahindra Ltd.	19,756	641,071
Maruti Suzuki India Ltd.	2,861	376,872
Max Healthcare Institute Ltd.	15,276	184,868
Nestle India Ltd.	7,032	189,247
NTPC Ltd.	96,016	466,056
Oil & Natural Gas Corp. Ltd.	61,437	194,461
Power Finance Corp. Ltd.	28,062	151,830
Power Grid Corp. of India Ltd.	93,507	356,741
REC Ltd.	24,733	153,717
Reliance Industries Ltd.	134,981	2,138,298
SBI Life Insurance Co. Ltd. (a)	8,729	168,395
Shree Cement Ltd.	562	167,573
Shriram Finance Ltd.	5,906	220,468
Siemens Ltd.	1,817	150,749

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
India - 30.1%(b) (Continued)
State Bank of India	68,931	$672,372
Sun Pharmaceutical Industries Ltd.	23,740	521,998
Suzlon Energy Ltd. (c)	220,910	175,890
Tata Consultancy Services Ltd.	18,744	884,623
Tata Consumer Products Ltd.	11,613	138,460
Tata Motors Ltd.	42,892	425,445
Tata Power Co. Ltd.	33,429	174,945
Tata Steel Ltd.	168,177	297,128
Tech Mahindra Ltd.	11,708	223,985
Titan Co. Ltd.	8,025	311,800
Trent Ltd.	4,558	386,401
TVS Motor Co. Ltd.	5,303	157,268
UltraTech Cement Ltd.	2,560	336,893
Varun Beverages Ltd.	26,470	188,169
Wipro Ltd.	24,440	160,383
Yes Bank Ltd. (c)	418,760	101,595
Zomato Ltd. (c)	150,045	431,383
		30,533,580

Indonesia - 2.5%
Amman Mineral Internasional PT (c)	283,760	165,881
Astra International Tbk PT	336,814	109,446
Bank Central Asia Tbk PT	1,214,396	793,091
Bank Mandiri Persero Tbk PT	850,312	362,987
Bank Rakyat Indonesia Persero Tbk PT	1,629,675	498,403
Barito Renewables Energy Tbk PT	352,170	152,581
Chandra Asri Pacific Tbk PT	498,084	277,683
Telkom Indonesia Persero Tbk PT	1,046,878	188,098
		2,548,170

Kuwait - 1.0%
Kuwait Finance House KSCP	246,466	579,589
National Bank of Kuwait SAKP	172,741	478,897
		1,058,486

Malaysia - 0.7%
CIMB Group Holdings Bhd	104,505	190,682
Malayan Banking Bhd	99,107	237,639
Public Bank Bhd	246,151	248,456
		676,777

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Mexico - 2.8%
America Movil SAB de CV (c)	646,675	$511,600
Cemex SAB de CV	310,937	163,009
Fomento Economico Mexicano SAB de CV	47,667	461,793
Grupo Comercial Chedraui SAB de CV	21,810	138,123
Grupo Financiero Banorte SAB de CV	66,584	464,702
Grupo Mexico SAB de CV - Class B	146,219	767,212
Wal-Mart de Mexico SAB de CV	118,994	328,565
		2,835,004

Peru - 0.2%
Credicorp Ltd.	920	169,400

Philippines - 0.8%
Bank of the Philippine Islands	61,234	150,899
BDO Unibank, Inc.	57,705	151,735
International Container Terminal Services, Inc.	23,173	157,916
SM Investments Corp.	12,730	206,142
SM Prime Holdings, Inc.	217,510	114,725
		781,417

Poland - 1.0%
Allegro.eu SA (a)(c)	25,517	223,886
Bank Polska Kasa Opieki SA	4,944	173,168
Dino Polska SA (a)(c)	933	77,316
ORLEN SA	12,159	158,232
Powszechna Kasa Oszczednosci Bank Polski SA	19,635	273,720
Powszechny Zaklad Ubezpieczen SA	11,155	110,637
		1,016,959

Qatar - 0.9%
Industries Qatar QSC	37,100	136,030
Qatar Islamic Bank QPSC	40,404	227,487
Qatar National Bank QPSC	103,383	492,638
		856,155

Saudi Arabia - 7.5%
ACWA Power Co.	5,007	613,526
Al Rajhi Bank	88,906	2,083,161
Alinma Bank	49,066	367,110
Arab National Bank	19,489	98,283
Bank AlBilad	16,340	160,106
Banque Saudi Fransi	19,260	160,000

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Saudi Arabia - 7.5% (Continued)
Dr Sulaiman Al Habib Medical Services Group Co.	2,090	$159,267
Elm Co.	580	157,922
Etihad Etisalat Co.	12,957	178,708
Riyad Bank	41,114	281,888
SABIC Agri-Nutrients Co.	5,333	161,593
Saudi Arabian Mining Co. (c)	28,159	422,868
Saudi Arabian Oil Co. (a)	138,755	997,520
Saudi Awwal Bank	23,161	208,441
Saudi Basic Industries Corp.	19,608	379,557
Saudi National Bank	83,910	740,639
Saudi Telecom Co.	42,266	474,349
		7,644,938

South Africa - 3.3%
Absa Group Ltd.	17,072	163,293
Bid Corp. Ltd.	6,781	160,448
Capitec Bank Holdings Ltd.	1,820	327,328
FirstRand Ltd.	106,369	465,176
Gold Fields Ltd.	18,945	311,813
MTN Group Ltd.	31,452	156,154
Naspers Ltd.	3,442	809,089
Nedbank Group Ltd.	10,922	184,014
Sanlam Ltd.	35,523	176,769
Shoprite Holdings Ltd.	10,987	188,916
Standard Bank Group Ltd.	29,357	402,239
		3,345,239

South Korea - 11.9%
Celltrion, Inc.	2,977	393,697
Doosan Enerbility Co. Ltd. (c)	8,158	118,528
Ecopro BM Co. Ltd. (c)	924	114,161
Ecopro Co. Ltd. (c)	2,319	132,754
Hana Financial Group, Inc.	6,057	262,909
HLB, Inc. (c)	2,596	124,157
HMM Co. Ltd.	4,802	59,573
Hyundai Mobis Co. Ltd.	1,160	209,725
Hyundai Motor Co.	2,576	401,333
Kakao Corp.	5,861	156,930
KB Financial Group, Inc.	7,079	463,213
Kia Corp.	4,546	302,737
KT&G Corp.	1,902	151,195
LG Chem Ltd.	933	211,953
LG Corp.	2,262	124,082

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
South Korea - 11.9% (Continued)
LG Electronics, Inc.	1,888	$122,446
LG Energy Solution Ltd. (c)	445	131,404
NAVER Corp.	2,975	366,486
POSCO Future M Co. Ltd.	514	83,618
POSCO Holdings, Inc.	1,494	363,215
Samsung Biologics Co. Ltd. (a)(c)	376	273,009
Samsung C&T Corp.	1,495	126,750
Samsung Electro-Mechanics Co. Ltd.	995	85,368
Samsung Electronics Co. Ltd.	112,399	4,821,754
Samsung Fire & Marine Insurance Co. Ltd.	619	150,937
Samsung SDI Co. Ltd.	1,081	256,150
Shinhan Financial Group Co. Ltd.	10,146	377,167
SK Hynix, Inc.	10,994	1,484,190
SK Telecom Co. Ltd.	2,675	109,908
Woori Financial Group, Inc.	12,503	139,798
		12,119,147

Taiwan - 24.8%
Accton Technology Corp.	8,360	144,030
Alchip Technologies Ltd.	1,255	79,906
ASE Technology Holding Co. Ltd.	61,371	300,726
Asustek Computer, Inc.	12,708	228,062
Cathay Financial Holding Co. Ltd.	166,977	359,073
Chailease Holding Co. Ltd.	25,743	121,725
China Steel Corp.	205,119	144,044
Chunghwa Telecom Co. Ltd.	84,311	321,034
CTBC Financial Holding Co. Ltd.	332,989	373,106
Delta Electronics, Inc.	35,354	445,787
E Ink Holdings, Inc.	13,128	125,380
E.Sun Financial Holding Co. Ltd.	277,333	237,170
Evergreen Marine Corp. Taiwan Ltd.	31,186	200,023
Far EasTone Telecommunications Co. Ltd.	40,401	112,225
First Financial Holding Co. Ltd.	202,650	171,721
Formosa Plastics Corp.	77,659	114,646
Fubon Financial Holding Co. Ltd.	153,897	436,138
Hon Hai Precision Industry Co. Ltd.	224,093	1,479,266
Hotai Motor Co. Ltd.	4,882	98,889
Hua Nan Financial Holdings Co. Ltd.	163,450	129,832
KGI Financial Holding Co. Ltd.	275,693	144,128
Largan Precision Co. Ltd.	1,714	122,238
Lite-On Technology Corp.	41,100	131,484
MediaTek, Inc.	25,582	1,029,987
Mega Financial Holding Co. Ltd.	217,425	266,692

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
Taiwan - 24.8% (Continued)
Nan Ya Plastics Corp.	79,551	$103,535
Novatek Microelectronics Corp.	9,888	155,233
Pegatron Corp.	32,686	100,996
Quanta Computer, Inc.	48,541	459,806
Realtek Semiconductor Corp.	7,538	112,576
Shanghai Commercial & Savings Bank Ltd.	70,982	88,727
SinoPac Financial Holdings Co. Ltd.	187,434	134,550
Taishin Financial Holding Co. Ltd.	207,662	110,831
Taiwan Cooperative Financial Holding Co. Ltd.	169,130	133,024
Taiwan Mobile Co. Ltd.	46,883	166,081
Taiwan Semiconductor Manufacturing Co. Ltd.	459,216	14,762,562
TCC Group Holdings Co. Ltd.	122,465	122,121
Unimicron Technology Corp.	20,367	102,661
Uni-President Enterprises Corp.	85,828	240,286
United Microelectronics Corp.	215,678	324,123
Wistron Corp.	51,278	177,648
Wiwynn Corp.	1,425	84,726
Yageo Corp.	6,743	117,434
Yang Ming Marine Transport Corp.	42,886	88,877
Yuanta Financial Holding Co. Ltd.	242,638	245,743
		25,148,852

Thailand - 2.5%
Advanced Info Service PCL	22,932	186,881
Airports of Thailand PCL	79,744	144,742
Bangkok Bank PCL	34,442	150,036
Bangkok Dusit Medical Services PCL	236,892	193,052
Central Pattana PCL	63,427	117,945
CP ALL PCL	124,762	233,848
Delta Electronics Thailand PCL	105,237	430,366
Gulf Energy Development PCL	129,931	256,050
Kasikornbank PCL	49,248	213,805
PTT Exploration & Production PCL	29,915	112,142
PTT PCL	306,536	304,310
SCB X PCL	56,133	188,801
		2,531,978

Turkey - 0.3%
BIM Birlesik Magazalar AS	9,708	132,169
KOC Holding AS	20,940	103,279
Turk Hava Yollari AO (c)	13,942	110,877
		346,325

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.0% (CONTINUED)	Shares	Value
United Arab Emirates - 1.8%
Abu Dhabi Commercial Bank PJSC	56,655	$137,895
Abu Dhabi Islamic Bank PJSC	43,716	149,963
Aldar Properties PJSC	82,490	171,131
Dubai Electricity & Water Authority PJSC	201,507	136,604
Dubai Islamic Bank PJSC	110,261	187,618
Emaar Properties PJSC	158,950	376,057
Emirates NBD Bank PJSC	57,175	295,756
Emirates Telecommunications Group Co. PJSC	74,798	360,850
		1,815,874

United Kingdom - 0.2%
Anglogold Ashanti PLC	8,168	226,962

United States - 0.2%
Southern Copper Corp.	1,961	214,828
TOTAL COMMON STOCKS (Cost $84,860,154)		98,439,332

PREFERRED STOCKS - 2.5%
Brazil - 1.8%
Banco Bradesco SA 0.00%,	120,673	301,009
Itau Unibanco Holding SA 0.00%,	107,599	654,242
Itausa SA 0.00%,	116,374	213,386
Klabin SA 0.00%,	3	2
Petroleo Brasileiro SA 0.00%,	98,773	612,366
		1,781,005

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA 0.00%,	2,758	106,143

South Korea - 0.6%
Samsung Electronics Co. Ltd. 0.00%,	18,268	634,747
TOTAL PREFERRED STOCKS (Cost $2,878,014)		2,521,895

REAL ESTATE INVESTMENT TRUSTS - 0.1%
Mexico - 0.1%
Fibra Uno Administracion SAB de CV	77,905	89,743
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $111,864)		89,743

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 1.2%	Shares	Value
Money Market Funds - 1.2%
First American Government Obligations Fund - Class X, 4.78% (d)	1,227,425	$1,227,425
TOTAL SHORT-TERM INVESTMENTS (Cost $1,227,425)		1,227,425

TOTAL INVESTMENTS - 100.8% (Cost $89,077,457)		$102,278,395
Liabilities in Excess of Other Assets - (0.8%)		(793,181)
TOTAL NET ASSETS - 100.0%		$101,485,214

Percentages are stated as a percent of net assets.

AS - Aksjeselskap
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, the value of these securities total $2,444,582 or 2.4% of the Fund’s net assets.
(b)	To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE EMERGING MARKETS EX-CHINA ETF

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

Strive Emerging Markets Ex-China ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$98,439,332	$—	$—	$98,439,332
Preferred Stocks	2,521,895	—	—	2,521,895
Real Estate Investment Trusts	89,743	—	—	89,743
Money Market Funds	1,227,425	—	—	1,227,425
Total Investments in Securities	$102,278,395	$—	$—	$102,278,395
Refer to the Schedule of Investments for additional information.
During the fiscal period ended October 31, 2024, Strive Emerging Markets Ex-China ETF invested in a Level 3 investment and recognized the transfer to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Strive Emerging Markets Ex-China ETF
Contingent Value Rights
Value, Beginning of Period	$1,906
Purchases	—
Proceeds from Sales	—
Net Realized Gains (Losses)	—
Return of Capital	—
Change in Unrealized Appreciation (Depreciation)	(650)
Exercise of Contingent Value Rights	(1,256)
Transfers In/(Out) of Level 3	—
Value, End of Period	$—